Condensed Consolidating Statements of Cash Flows ARAMARK Holdings Corporation and Subsidiaries (Detail) (USD $)	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (127,420,000)	$ 51,063,000	$ 695,907,000	$ 691,761,000	$ 303,608,000
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	(172,223,000)	(167,207,000)	(392,932,000)	(354,542,000)	(293,776,000)
Disposals of property and equipment	12,636,000	6,469,000	11,298,000	11,666,000	21,499,000
Proceeds from divestiture	24,000,000	919,000	919,000	6,479,000	83,078,000
Acquisitions of businesses, net of cash acquired	(10,820,000)	(22,477,000)	(22,600,000)	(151,800,000)	(157,000,000)
Other investing activities	5,129,000	22,974,000	17,893,000	6,568,000	(16,993,000)
Net cash used in investing activities	(141,278,000)	(159,322,000)	(385,388,000)	(481,576,000)	(363,147,000)
Cash flows from financing activities:
Proceeds from long-term borrowings	1,734,343,000	3,230,710,000	3,080,464,000	3,449,000	616,252,000
Payments of long-term borrowings	(1,917,068,000)	(3,043,631,000)	(3,314,853,000)	(288,940,000)	(31,236,000)
Net change in funding under the Receivables Facility	0	36,200,000	36,200,000	37,895,000	225,905,000
Distribution in connection with spin-off of Seamless	0	(47,352,000)	(47,352,000)	0	0
Proceeds from issuance of common stock	3,419,000	4,372,000	5,597,000	11,258,000	4,593,000
Repurchase of common stock	(1,549,000)	(33,155,000)	(42,399,000)	(37,704,000)	(16,149,000)
Payment of dividends	(17,306,000)	0	0	0	(711,172,000)
Net proceeds from sale of subsidiary shares to noncontrolling interest			0	0	48,369,000
Proceeds from initial public offering, net	524,081,000	0
Other financing activities	(29,036,000)	(55,918,000)	(53,926,000)	(12,785,000)	(24,562,000)
Change in intercompany, net	0	0	0	0
Net cash (used in) provided by financing activities	296,884,000	91,226,000	(336,269,000)	(286,827,000)	112,000,000
Increase (Decrease) in cash and cash equivalents	28,186,000	(17,033,000)	(25,750,000)	(76,642,000)	52,461,000
Cash and cash equivalents, beginning of period	110,998,000	136,748,000	136,748,000	213,390,000	160,929,000
Cash and cash equivalents, end of period	139,184,000	119,715,000	110,998,000	136,748,000	213,390,000
Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				136,748,000
ARAMARK Holdings Corporation
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(3,400,000)	609,400,000	599,900,000	0	131,900,000
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	0	0	0	0	0
Disposals of property and equipment	0	0	0	0	0
Proceeds from divestiture	0	0	0	0	0
Acquisitions of businesses, net of cash acquired	0	0	0	0	0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term borrowings	0	0	0	0	594,000,000
Payments of long-term borrowings	0	(600,000,000)	(600,000,000)	0	0
Net change in funding under the Receivables Facility	0	0	0	0	0
Distribution in connection with spin-off of Seamless		0	0
Proceeds from issuance of common stock	0	0	0	0	0
Repurchase of common stock	0	0	0	0	0
Payment of dividends	0				(711,200,000)
Net proceeds from sale of subsidiary shares to noncontrolling interest					0
Proceeds from initial public offering, net	524,100,000
Other financing activities	0	(9,400,000)	0	0	(14,600,000)
Change in intercompany, net	(520,700,000)	0	0	0	0
Net cash (used in) provided by financing activities	3,400,000	(609,400,000)	(600,000,000)	0	(131,800,000)
Increase (Decrease) in cash and cash equivalents	0	0	(100,000)	0	100,000
Cash and cash equivalents, beginning of period	0	100,000	100,000	100,000	0
Cash and cash equivalents, end of period	0	100,000	0	100,000	100,000
ARAMARK Holdings Corporation | Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				100,000
ARAMARK Corporation
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	56,600,000	22,800,000	97,700,000	62,200,000	38,200,000
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	(9,000,000)	(5,200,000)	(14,300,000)	(11,700,000)	(9,500,000)
Disposals of property and equipment	7,800,000	0	0	700,000	1,000,000
Proceeds from divestiture	0	0	0	0	0
Acquisitions of businesses, net of cash acquired	0	0	0	0	0
Other investing activities	100,000	3,100,000	(1,400,000)	1,300,000	700,000
Net cash used in investing activities	(1,100,000)	(2,100,000)	(15,700,000)	(9,700,000)	(7,800,000)
Cash flows from financing activities:
Proceeds from long-term borrowings	1,430,700,000	3,168,300,000	3,071,400,000	0	0
Payments of long-term borrowings	(1,824,400,000)	(2,255,800,000)	(2,521,200,000)	(250,700,000)	(5,700,000)
Net change in funding under the Receivables Facility	0	0	0	0	0
Distribution in connection with spin-off of Seamless		(47,400,000)	(47,400,000)
Proceeds from issuance of common stock	3,400,000	4,400,000	5,600,000	11,300,000	4,600,000
Repurchase of common stock	(1,500,000)	(33,200,000)	(42,400,000)	(37,700,000)	(16,100,000)
Payment of dividends	(17,300,000)				(132,900,000)
Net proceeds from sale of subsidiary shares to noncontrolling interest					48,400,000
Proceeds from initial public offering, net	0
Other financing activities	(23,900,000)	(44,900,000)	(50,300,000)	(6,100,000)	(6,600,000)
Change in intercompany, net	384,600,000	(814,400,000)	(502,100,000)	120,700,000	135,900,000
Net cash (used in) provided by financing activities	(48,400,000)	(23,000,000)	(86,400,000)	(162,500,000)	27,600,000
Increase (Decrease) in cash and cash equivalents	7,100,000	(2,300,000)	(4,400,000)	(110,000,000)	58,000,000
Cash and cash equivalents, beginning of period	23,000,000	27,400,000	27,400,000	137,400,000	79,400,000
Cash and cash equivalents, end of period	30,100,000	25,100,000	23,000,000	27,400,000	137,400,000
ARAMARK Corporation | Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				27,400,000
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(143,700,000)	48,700,000	585,500,000	532,500,000	456,000,000
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	(134,500,000)	(130,500,000)	(292,400,000)	(262,000,000)	(206,300,000)
Disposals of property and equipment	2,200,000	2,300,000	5,400,000	5,200,000	10,000,000
Proceeds from divestiture	24,000,000	900,000	900,000	6,500,000	71,500,000
Acquisitions of businesses, net of cash acquired	(5,200,000)	(22,500,000)	(22,600,000)	(139,900,000)	(157,000,000)
Other investing activities	6,800,000	26,800,000	27,400,000	3,600,000	(13,700,000)
Net cash used in investing activities	(106,700,000)	(123,000,000)	(281,300,000)	(386,600,000)	(295,500,000)
Cash flows from financing activities:
Proceeds from long-term borrowings	0	0	0	200,000	200,000
Payments of long-term borrowings	(6,800,000)	(6,800,000)	(13,700,000)	(12,900,000)	(13,500,000)
Net change in funding under the Receivables Facility	0	0	0	0	0
Distribution in connection with spin-off of Seamless		0	0
Proceeds from issuance of common stock	0	0	0	0	0
Repurchase of common stock	0	0	0	0	0
Payment of dividends	0				0
Net proceeds from sale of subsidiary shares to noncontrolling interest					0
Proceeds from initial public offering, net	0
Other financing activities	(1,900,000)	(1,200,000)	(2,700,000)	(3,800,000)	(3,100,000)
Change in intercompany, net	262,400,000	79,900,000	(289,000,000)	(119,400,000)	(146,200,000)
Net cash (used in) provided by financing activities	253,700,000	71,900,000	(305,400,000)	(135,900,000)	(162,600,000)
Increase (Decrease) in cash and cash equivalents	3,300,000	(2,400,000)	(1,200,000)	10,000,000	(2,100,000)
Cash and cash equivalents, beginning of period	40,500,000	41,700,000	41,700,000	31,700,000	33,800,000
Cash and cash equivalents, end of period	43,800,000	39,300,000	40,500,000	41,700,000	31,700,000
Guarantors | Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				41,700,000
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(33,700,000)	13,300,000	64,000,000	178,700,000	(115,900,000)
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	(28,700,000)	(31,500,000)	(86,200,000)	(80,900,000)	(77,900,000)
Disposals of property and equipment	2,600,000	4,200,000	5,900,000	5,800,000	10,500,000
Proceeds from divestiture	0	0	0	0	11,600,000
Acquisitions of businesses, net of cash acquired	(5,600,000)	0	0	(11,900,000)	0
Other investing activities	(1,800,000)	(6,900,000)	(8,100,000)	1,700,000	(4,000,000)
Net cash used in investing activities	(33,500,000)	(34,200,000)	(88,400,000)	(85,300,000)	(59,800,000)
Cash flows from financing activities:
Proceeds from long-term borrowings	303,600,000	62,400,000	9,100,000	3,200,000	22,000,000
Payments of long-term borrowings	(85,900,000)	(181,000,000)	(180,000,000)	(25,300,000)	(12,000,000)
Net change in funding under the Receivables Facility	0	36,200,000	36,200,000	37,900,000	225,900,000
Distribution in connection with spin-off of Seamless		0	0
Proceeds from issuance of common stock	0	0	0	0	0
Repurchase of common stock	0	0	0	0	0
Payment of dividends	0				(73,700,000)
Net proceeds from sale of subsidiary shares to noncontrolling interest					0
Proceeds from initial public offering, net	0
Other financing activities	(3,200,000)	(400,000)	(900,000)	(2,800,000)	(300,000)
Change in intercompany, net	(129,500,000)	91,400,000	139,900,000	(83,000,000)	10,300,000
Net cash (used in) provided by financing activities	85,000,000	8,600,000	4,300,000	(70,000,000)	172,200,000
Increase (Decrease) in cash and cash equivalents	17,800,000	(12,300,000)	(20,100,000)	23,400,000	(3,500,000)
Cash and cash equivalents, beginning of period	47,500,000	67,600,000	67,600,000	44,200,000	47,700,000
Cash and cash equivalents, end of period	65,300,000	55,200,000	47,500,000	67,600,000	44,200,000
Non-Guarantors | Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				67,500,000
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(3,200,000)	(643,100,000)	(651,200,000)	(81,700,000)	(206,600,000)
Cash flows from investing activities:
Purchases of property and equipment, client contract investments and other	0	0	0	0	0
Disposals of property and equipment	0	0	0	0	0
Proceeds from divestiture	0	0	0	0
Acquisitions of businesses, net of cash acquired	0	0	0	0	0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term borrowings	0	0	0	0	0
Payments of long-term borrowings	0	0	0	0	0
Net change in funding under the Receivables Facility	0	0	0	0
Distribution in connection with spin-off of Seamless		0	0
Proceeds from issuance of common stock	0	0	0	0	0
Repurchase of common stock	0	0	0	0	0
Payment of dividends	0				206,600,000
Proceeds from initial public offering, net	0
Other financing activities	0	0	0	0	0
Change in intercompany, net	3,200,000	643,100,000	651,200,000	81,700,000	0
Net cash (used in) provided by financing activities	3,200,000	643,100,000	651,200,000	81,700,000	206,600,000
Increase (Decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Eliminations | Scenario, Previously Reported [Member]
Cash flows from financing activities:
Cash and cash equivalents, end of period				$ 0